Guarantor and Non-Guarantor Supplemental Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Guarantor and Non-Guarantor Supplemental Financial Information
Guarantor and Non-Guarantor Supplemental Financial Information

On September 17, 2015, Expedia, Inc., a Delaware corporation (“ Expedia ”), Xeta, Inc., an indirect wholly owned subsidiary of Expedia (“Merger Sub”), and Orbitz Worldwide, Inc., a Delaware corporation (“Orbitz”), completed the previously announced merger (the “Merger”) contemplated by the Agreement and Plan of Merger, dated as of February 12, 2015 (the “Merger Agreement”), by and among Expedia, Merger Sub and Orbitz. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Orbitz, with Orbitz continuing as the surviving entity and as an indirect wholly owned subsidiary of Expedia.
On December 8, 2015, Expedia completed its private placement of $750 million aggregate principal amount of 5.000% senior unsecured notes due February 2026 (the “Notes”). The Notes were issued pursuant to an indenture dated as of December 8, 2015 (the “Indenture”), by and among Expedia, the subsidiary guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., as trustee.
In accordance with the terms of Indenture, the Notes are guaranteed by certain of Expedia’s domestic subsidiaries, including Orbitz and certain of its 100 percent owned domestic subsidiaries. Such guarantees are full, unconditional and joint and several with the exception of certain customary automatic subsidiary release conditions.
Pursuant to a registration rights agreement dated as of December 8, 2015 (the “Registration Rights Agreement”) among Expedia, Goldman, Sachs & Co., J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as representatives of the several initial purchasers of the Notes, Expedia agreed to use commercially reasonable best efforts to (i) file an exchange offer registration statement with respect to an offer to exchange the Notes and the guarantees thereof for substantially identical Notes and guarantees that are registered under the Securities Act of 1933, as amended (the “Securities Act” and such offer, the “Exchange Offer”); (ii) cause the Exchange Offer registration statement to become effective; and (iii) consummate the Exchange Offer or, if required in lieu thereof, file a shelf registration statement and have it declared effective, in each case, within 365 days of issuance of the Notes. If Expedia fails to satisfy certain of its obligations under the Registration Rights Agreement (a “Registration Default”), it will be required to pay additional interest of 0.25% per annum to the holders of the Notes until such Registration Default is cured.
In contemplation of the registration of the Notes, the Company has prepared certain condensed consolidated financial information shown below in compliance with the requirements of S-X Rule 3-10(g) to reflect Orbitz and certain of its 100 percent owned domestic subsidiaries being guarantors of the Notes. In this financial information the guarantor subsidiaries account for investments in their wholly-owned subsidiaries using the equity method.

Condensed Consolidated Statement of Operations
Six months ended June 30, 2015
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Net revenue	$365,089	$94,713	$—	$459,802
Cost and expenses:
Cost of revenue	102,389	33,991	—	136,380
Selling, general and administrative	102,262	40,949	—	143,211
Marketing	111,836	46,409	—	158,245
Depreciation and amortization	27,489	989	—	28,478
Total operating expenses	343,976	122,338	—	466,314
Operating income / (loss)	21,113	(27,625)	—	(6,512)
Other expense:
Net interest expense	(13,926)	(1,951)	—	(15,877)
Total other expense	(13,926)	(1,951)	—	(15,877)
Income / (loss) before income taxes	7,187	(29,576)	—	(22,389)
Provision / (benefit) for income taxes	2,763	38	—	2,801
Equity in losses of consolidated subsidiaries	(29,614)	—	29,614	—
Net income (loss)	$(25,190)	$(29,614)	$29,614	$(25,190)

Comprehensive income (loss) attributable to Orbitz Worldwide, Inc.	$(22,111)	$(26,535)	$26,535	$(22,111)

Condensed Consolidated Statement of Operations
Six months ended June 30, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Net revenue	$338,829	$119,479	$—	$458,308
Cost and expenses:
Cost of revenue	69,118	21,265	—	90,383
Selling, general and administrative	91,867	46,393	—	138,260
Marketing	106,115	60,267	—	166,382
Depreciation and amortization	27,719	1,161	—	28,880
Total operating expenses	294,819	129,086	—	423,905
Operating income / (loss)	44,010	(9,607)	—	34,403
Other expense
Net interest expense	(13,847)	(4,325)	—	(18,172)
Other expense	(2,236)	—	—	(2,236)
Total other expense	(16,083)	(4,325)	—	(20,408)
Income / (loss) before income taxes	27,927	(13,932)	—	13,995
Provision / (benefit) for income taxes	13,036	12	—	13,048
Equity in losses of consolidated subsidiaries	(13,944)	—	13,944	—
Net income (loss)	$947	$(13,944)	$13,944	$947

Comprehensive income (loss) attributable to Orbitz Worldwide, Inc.	$(7,846)	$(22,737)	$22,737	$(7,846)

Condensed Consolidating Balance Sheet
June 30, 2015
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$214,340	$90,458	$—	$304,798
Accounts receivable, net	118,216	43,124	—	161,340
Prepaid expenses	8,720	2,086	—	10,806
Other current assets	32,920	1,347	(175)	34,092
Total current assets	374,196	137,015	(175)	511,036
Property and equipment, net	105,495	4,640	—	110,135
Goodwill	351,098	—	—	351,098
Trademarks and trade names	83,065	6,697	—	89,762
Other intangible assets, net	1,144	—	—	1,144
Intercompany receivable, non-current	36,749	—	(36,749)	—
Deferred income taxes, non-current	131,474	3,621	—	135,095
Restricted cash	65,206	27,338	—	92,544
Investment in subsidiaries	40,319	—	(40,319)	—
Other non-current assets	11,927	526	—	12,453
Total Assets	$1,200,673	$179,837	$(77,243)	$1,303,267
Liabilities and Shareholders' Equity
Current liabilities:
Accounts payable	$15,919	$4,318	$—	$20,237
Accrued merchant payable	457,541	46,844	—	504,385
Accrued expenses	132,006	33,602	—	165,608
Deferred income	39,939	17,395	—	57,334
Term loan, current	24,100	—	—	24,100
Other current liabilities	6,145	—	(175)	5,970
Total current liabilities	675,650	102,159	(175)	777,634
Term loan, non-current	405,499	—	—	405,499
Intercompany liabilities, non-current	—	36,749	(36,749)	—
Tax sharing liability	55,415	—	—	55,415
Other non-current liabilities	14,123	610	—	14,733
Total Liabilities	1,150,687	139,518	(36,924)	1,253,281
Total Shareholders' Equity	49,986	40,319	(40,319)	49,986
Total Liabilities and Shareholders' Equity	$1,200,673	$179,837	$(77,243)	$1,303,267

Condensed Consolidated Statement of Cash Flows
Six months ended June 30, 2015
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Operating activities:
Net cash provided by operating activities	$116,046	$58,650	$—	$174,696
Investing activities:
Property and equipment additions	(28,522)	(790)	—	(29,312)
Changes in restricted cash	4,040	1,076	—	5,116
Contributions from (distributions to) related party, net	68,271	—	(68,271)	—
Net cash provided by used in (provided by) investing activities	43,789	286	(68,271)	(24,196)
Financing activities:
Payments on and retirements of term loans	(18,151)	—	—	(18,151)
Employee tax withholdings related to net share
settlements of equity-based awards	(8,452)	—	—	(8,452)
Proceeds from exercise of employee stock options	2,140	—	—	2,140
Payments on tax sharing liability	(8,921)	—	—	(8,921)
Contributions from (distributions to) related party, net	—	(68,271)	68,271	—
Net cash provided by used in (provided by) financing activities	(33,384)	(68,271)	68,271	(33,384)
Effects of changes in exchange rates on cash and cash equivalents	—	(800)	—	(800)
Net increase (decrease) in cash and cash equivalents	126,451	(10,135)	—	116,316
Cash and cash equivalents at beginning of period	87,889	100,593	—	188,482
Cash and cash equivalents at end of period	$214,340	$90,458	$—	$304,798

Condensed Consolidated Statement of Cash Flows
Six months ended June 30, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Operating activities:
Net cash provided by (used in) operating activities	$208,217	$(2,093)	$—	$206,124
Investing activities:
Property and equipment additions	(20,594)	(574)	—	(21,168)
Acquisitions, net of cash acquired	(10,000)	—	—	(10,000)
Changes in restricted cash	(15,828)	(1,920)	—	(17,748)
Contributions from (distributions to) related party, net	(52,356)	—	52,356
Net cash provided by (used in) investing activities	(98,778)	(2,494)	52,356	(48,916)
Financing activities:
Payments on and retirements of term loans	(443,250)	—	—	(443,250)
Issuance of long-term debt, net of issuance costs	443,256	—	—	443,256
Employee tax withholdings related to net share
settlements of equity-based awards	(6,747)	—	—	(6,747)
Proceeds from exercise of employee stock options	143	—	—	143
Payments on tax sharing liability	(4,616)	—	—	(4,616)
Contributions from (distributions to) related party, net	—	52,356	(52,356)	—
Net cash provided by (used in) financing activities	(11,214)	52,356	(52,356)	(11,214)
Effects of changes in exchange rates on cash and cash equivalents	—	1,288	—	1,288
Net increase in cash and cash equivalents	98,225	49,057	—	147,282
Cash and cash equivalents at beginning of period	53,627	63,758	—	117,385
Cash and cash equivalents at end of period	$151,852	$112,815	$—	$264,667

Guarantor and Non-Guarantor Supplemental Financial Information

On September 17, 2015, Expedia, Inc., a Delaware corporation (“ Expedia ”), Xeta, Inc., an indirect wholly owned subsidiary of Expedia (“Merger Sub”), and Orbitz Worldwide, Inc., a Delaware corporation (“Orbitz”), completed the previously announced merger (the “Merger”) contemplated by the Agreement and Plan of Merger, dated as of February 12, 2015 (the “Merger Agreement”), by and among Expedia, Merger Sub and Orbitz. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Orbitz, with Orbitz continuing as the surviving entity and as an indirect wholly owned subsidiary of Expedia.
On December 8, 2015, Expedia completed its private placement of $750 million aggregate principal amount of 5.000% senior unsecured notes due February 2026 (the “Notes”). The Notes were issued pursuant to an indenture dated as of December 8, 2015 (the “Indenture”), by and among Expedia, the subsidiary guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., as trustee.
In accordance with the terms of the Indenture, the Notes are guaranteed by certain of Expedia’s domestic subsidiaries, including Orbitz and certain of its 100 percent owned domestic subsidiaries. Such guarantees are full, unconditional and joint and several with the exception of certain customary automatic subsidiary release conditions.
Pursuant to a registration rights agreement dated as of December 8, 2015 (the “Registration Rights Agreement”) among Expedia, Goldman, Sachs & Co., J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as representatives of the several initial purchasers of the Notes, Expedia agreed to use commercially reasonable best efforts to (i) file an exchange offer registration statement with respect to an offer to exchange the Notes and the guarantees thereof for substantially identical Notes and guarantees that are registered under the Securities Act of 1933, as amended (the “Securities Act” and such offer, the “Exchange Offer”); (ii) cause the Exchange Offer registration statement to become effective; and (iii) consummate the Exchange Offer or, if required in lieu thereof, file a shelf registration statement and have it declared effective, in each case, within 365 days of issuance of the Notes. If Expedia fails to satisfy certain of its obligations under the Registration Rights Agreement (a “Registration Default”), it will be required to pay additional interest of 0.25% per annum to the holders of the Notes until such Registration Default is cured.
In contemplation of the registration of the Notes, the Company has prepared certain condensed consolidated financial information shown below in compliance with the requirements of S-X Rule 3-10(g) to reflect Orbitz and certain of its 100 percent owned domestic subsidiaries being guarantors of the Notes. In this financial information the guarantor subsidiaries account for investments in their wholly-owned subsidiaries using the equity method.

Condensed Consolidated Statement of Operations
Year ended December 31, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Net revenue	$696,621	$235,386	$—	$932,007
Cost and expenses:
Cost of revenue	141,449	38,325	—	179,774
Selling, general and administrative	182,987	95,215	—	278,202
Marketing	218,628	115,844	—	334,472
Depreciation and amortization	55,357	2,192	—	57,549
Total operating expenses	598,421	251,576	—	849,997
Operating income / (loss)	98,200	(16,190)	—	82,010
Other expense:
Net interest expense	(28,902)	(6,310)	—	(35,212)
Other expense	(2,237)	—	—	(2,237)
Total other expense	(31,139)	(6,310)	—	(37,449)
Income / (loss) before income taxes	67,061	(22,500)	—	44,561
Provision / (benefit) for income taxes	23,170	4,111	—	27,281
Equity in losses of consolidated subsidiaries	(26,611)	—	26,611	—
Net income (loss)	$17,280	$(26,611)	$26,611	$17,280

Comprehensive income (loss) attributable to Orbitz Worldwide, Inc.	$23,930	$(19,961)	$19,961	$23,930

Condensed Consolidating Balance Sheet
December 31, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$87,889	$100,593	$—	$188,482
Accounts receivable, net	81,463	35,977	—	117,440
Prepaid expenses	7,120	2,919	—	10,039
Due from Travelport, net	13,490	2,021	—	15,511
Other current assets	15,940	1,620	—	17,560
Total current assets	205,902	143,130	—	349,032
Property and equipment, net	106,816	5,016	—	111,832
Goodwill	351,098	—	—	351,098
Trademarks and trade names	83,065	6,825	—	89,890
Other intangible assets, net	1,300	—	—	1,300
Intercompany receivable, non-current	168,178	—	(168,178)	—
Deferred income taxes, non-current	132,220	3,587	—	135,807
Restricted cash	69,246	28,564	—	97,810
Other non-current assets	38,235	965	—	39,200
Total Assets	$1,156,060	$188,087	$(168,178)	$1,175,969

Liabilities and Shareholders' Equity
Current liabilities:
Accounts payable	$11,606	$2,348	$—	$13,954
Accrued merchant payable	331,120	34,942	—	366,062
Accrued expenses	130,024	28,730	—	158,754
Deferred income	28,841	11,975	—	40,816
Term loan, current	25,871	—	—	25,871
Other current liabilities	799	745	—	1,544
Total current liabilities	528,261	78,740	—	607,001
Term loan, non-current	421,879	—	—	421,879
Intercompany liabilities, non-current	—	168,178	(168,178)	—
Commitment to fund	59,463	—	(59,463)	—
Tax sharing liability	61,289	—	—	61,289
Other non-current liabilities	14,070	632	—	14,702
Total Liabilities	1,084,962	247,550	(227,641)	1,104,871
Total Shareholders' Equity	71,098	(59,463)	59,463	71,098
Total Liabilities and Shareholders' Equity	$1,156,060	$188,087	$(168,178)	$1,175,969

Condensed Consolidated Statement of Cash Flows
Year ended December 31, 2014
(in thousands)

	Guarantor	Non-Guarantor	Eliminations	Consolidated

Operating activities:
Net cash provided by (used in) operating activities	$162,976	$(13,477)	$—	$149,499
Investing activities:
Property and equipment additions	(48,297)	(2,834)	—	(51,131)
Acquisitions, net of cash acquired	(10,000)	—	—	(10,000)
Changes in restricted cash	2,140	15,204	—	17,344
Contributions from (distributions to) related party, net	(49,188)	—	49,188	—
Net cash used in (provided by) investing activities	(105,345)	12,370	49,188	(43,787)
Financing activities:
Payments on and retirements of term loans	(445,500)	—	—	(445,500)
Issuance of long-term debt, net of issuance costs	443,256	—	—	443,256
Employee tax withholdings related to net share
settlements of equity-based awards	(7,217)	—	—	(7,217)
Proceeds from exercise of employee stock options	467	—	—	467
Payments on tax sharing liability	(14,375)	—	—	(14,375)
Contributions from (distributions to) related party, net	—	49,188	(49,188)	—
Net cash used in (provided by) financing activities	(23,369)	49,188	(49,188)	(23,369)
Effects of changes in exchange rates on cash and cash equivalents	—	(11,246)	—	(11,246)
Net increase in cash and cash equivalents	34,262	36,835	—	71,097
Cash and cash equivalents at beginning of period	53,627	63,758	—	117,385
Cash and cash equivalents at end of period	$87,889	$100,593	$—	$188,482